Schedule of Net Loss Per Share (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 1	$ (1,332,996)
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 2	(550,484)
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 3	20,363,483
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 4	9,702,823
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 5	(0.07)
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 6	(0.06)
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 7	4,047,506
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 8	214,506
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 9	666,667
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 10	0
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 11	4,714,173
Summary Of Significant Accounting Policies Schedule Of Net Loss Per Share 12	$ 214,506